Financial Risk Management - Summary of Net Debt Position (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net debt [line items]
Cash and cash equivalents	£ 558	£ 937
Derivative financial instruments	(6)	(2)
Financial liabilities	(1,722)	(1,829)
Investment in finance lease receivable	121	115
Lease liabilities	(605)	(633)
Net debt	(557)	(350)
Bonds [member]
Disclosure of net debt [line items]
Financial liabilities	(610)	(767)
Overdrafts [Member]
Disclosure of net debt [line items]
Financial liabilities	£ (15)	£ 0